Derivative Liability (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Derivative Liability Details Narrative
Increase in derivative liability	$ 137,353		$ 137,353
Loss on derivative liability			$ 874